Trade Accounts Receivables and Other Current Assets - Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade Accounts Receivables and Other Current Assets
Provision for doubtful accounts	$ 0	$ 0